Accounts Receivable, Net (Details) - USD ($)	Jul. 18, 2025	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Accounts receivable		$ 4,862,723	$ 2,944,486
Less: Allowance for credit losses		(1,552,580)	(1,159,182)
Accounts receivable, net	$ 600,000	$ 3,310,143	$ 1,785,304